Earnings Per Share (Tables)	6 Months Ended
Dec. 31, 2023
Disclosure of earnings per share [Abstract]
Schedule of earnings per share

	Six Months Ended December 31
	2023 £’000	2022 £’000
Profit for the year, attributable to equity holders of the Company	20,713	46,747

	Six Months Ended December 31
	2023	2022
Weighted average number of shares outstanding	58,101,072	56,962,777
Earnings per share - basic (£)	0.36	0.82

	Six Months Ended December 31
	2023 £’000	2022 £’000
Profit for the year, attributable to equity holders of the Company	20,713	46,747

	Six Months Ended December 31
	2023	2022
Weighted average number of shares outstanding	58,101,072	56,962,777
Diluted by: options in issue and contingent shares	266,224	960,782
Weighted average number of shares outstanding (diluted)	58,367,296	57,923,559
Earnings per share - diluted (£)	0.35	0.81